Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Balance, Beginning of period at Sep. 30, 2013	$ 1,937,635	$ 132,573	$ 1,625,051	$ 594,450	$ 6,378	$ (420,817)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	157,364			157,364
Other comprehensive income (loss)	14,330				14,330
Dividends on common stock	(45,665)			(45,665)
Compensation expense related to common stock options	324		324
Proceeds from exercise of common stock options	10,142	501	9,641
Restricted stock expense	3,444	249	3,195
Treasury stock purchased	(104,291)					(104,291)
Balance, End of period at Sep. 30, 2014	1,973,283	133,323	1,638,211	706,149	20,708	(525,108)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	160,316			160,316
Other comprehensive income (loss)	(20,355)				(20,355)
Dividends on common stock	(36,711)			(36,711)
Compensation expense related to common stock options	231		231
Proceeds from exercise of common stock options	2,070	129	1,941
Restricted stock expense	3,573	244	3,329
Treasury stock purchased	(126,728)					(126,728)
Balance, End of period at Sep. 30, 2015	1,955,679	133,696	1,643,712	829,754	353	(651,836)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	164,049			164,049
Other comprehensive income (loss)	(11,509)				(11,509)
Dividends on common stock	(49,926)			(49,926)
Compensation expense related to common stock options	90		90
Proceeds from exercise of common stock options	9,283	433	8,850
Restricted stock expense	3,659	179	3,480
Repurchase of stock warrants	(7,744)		(7,744)
Treasury stock purchased	(87,850)					(87,850)
Balance, End of period at Sep. 30, 2016	$ 1,975,731	$ 134,308	$ 1,648,388	$ 943,877	$ (11,156)	$ (739,686)